Related Parties	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Related Parties
19.	RELATED PARTIES
A related party is a person or entity that is related to the Bank:

•	has control or joint control of the Bank;

•	has significant influence over the Bank;

•	is a member of the key management personnel of the Bank or of the parent of the Bank;

•	members of the same group;

•	one entity is an associate (or an associate of a member of a group of which the other entity is a member).
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Bank, directly or indirectly. The Bank considers as key management personnel, for the purposes of IAS 24, the members of the Board of Directors and the senior management members of the Risk Management Committee, the Assets and Liabilities Committee and the Senior Credit Committee.
As of December 31, 2019 and 2018, amounts and profit or loss related to transactions generated with related parties are as follows:

•	Information as of December 31, 2019

	Main subsidiaries (1)
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Associates	Key management personnel (2)	Other related parties	Total
Assets
Cash and deposits in banks	480						480
Other financial assets		117,808					117,808
Loans and other financing (3)
Documents						550,433	550,433
Overdrafts					665,412	1,063,171	1,728,583
Credit cards					38,748	23,565	62,313
Leases		3,384				6,850	10,234
Mortgage loans					58,987		58,987
Other loans						334,625	334,625
Guarantees granted						571,462	571,462
Total assets	480	121,192			763,147	2,550,106	3,434,925

Liabilities
Deposits	11	900,662	84,018	22,918	13,063,833	1,321,487	15,392,929
Other financial liabilities					91	5,596	5,687

Total liabilities	11	900,662	84,018	22,918	13,063,924	1,327,083	15,398,616

Income
Interest income		9,549			75,069	225,895	310,513
Interest expense				(3,573)	(877,202)	(249,491)	(1,130,266)
Commissions income		558	190	193	55	5,478	6,474
Net loss from measurement of financial instruments at fair value					(39,903)	(208,507)	(248,410)
Other operating income	4					31	35
Administrative expenses						(39,422)	(39,422)
Other operating expenses						(102,737)	(102,737)

Income / (loss)	4	10,107	190	(3,380)	(841,981)	(368,753)	(1,203,813)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close members family of the key management personnel.
(3)
The maximum financing amount for loans and other financing as of December 31, 2019 for Macro Securities SA, Key management personnel and other related parties amounted to 5,188, 823,354 y 3,598,780 respectively.

•	Information as of December 31, 2018

	Main subsidiaries (1)
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Associates		Key management personnel (2)	Other related parties	Total
Assets
Cash and deposits in banks	897							897
Other financial assets		38,882		31,781				70,663
Loans and other financing (3)
Documents							510,253	510,253
Overdrafts		9				5,392	249,058	254,459
Credit cards		440				29,244	79,106	108,790
Leases		8,839					2,164	11,003
Personal loans						2,135		2,135
Mortgage loans						84,336	547	84,883
Other loans							357,916	357,916
Guarantees granted							602,551	602,551
Other non-financial assets		127,953						127,953

Total assets	897	176,123		31,781		121,107	1,801,595	2,131,503

Liabilities
Deposits	20	416,602	61,921	2,729,174		7,522,718	1,514,701	12,245,136
Other financial liabilities				155,725		48	791	156,564
Issued corporate bonds		17,277						17,277
Subordinated corporate bonds							71,692	71,692
Other non-financial liabilities							183	183

Total liabilities	20	433,879	61,921	2,884,899		7,522,766	1,587,367	12,490,852

Income
Interest income						4,544	120,644	125,188
Interest expense		(5,879)		(348,087)		(628,039)	(38,619)	(1,020,624)
Commissions income		732	181	211		37	10,508	11,669
Administrative expenses							(18,058)	(18,058)
Other operating expenses				(2,340,988	) (4)		(48,340)	(2,389,328)

Income / (loss)		(5,147)	181	(2,688,864)		(623,458)	26,135	(3,291,153)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close members family of the key management personnel.
(3)
The maximum financing amount for loans and other financing as of December 31, 2018 for Macro Securities SA, Key management personnel and other related parties amounted to 11,100, 126,597 and 2,385,976, respectively.

(4)	These losses were mainly generated by debit and credit cards processing expenses billed by Prisma Medios de Pago SA.

•	Information as of December 31, 2017

	Main subsidiaries (1)
	Macro Bank Limited	Macro Securities SA	Associates		Key management personnel (2)	Other related parties	Total
Income
Interest income		5,170			8,994	197,908	212,072
Interest expense	(700)		(346,285)		(7,884)	(12,482)	(367,351)
Commissions income		621	189		54	12,820	13,684
Commissions expenses						(32)	(32)
Other operating income	5	1,751					1,756
Administrative expenses						(33,326)	(33,326)
Other operating expenses		(40,371)	(1,713,900	) (3)		(59,621)	(1,813,892)

Income / (loss)	(695)	(32,829)	(2,059,996)		1,164	105,267	(1,987,089)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close members family of the key management personnel.
(3)	These losses were mainly generated by debit and credit cards processing expenses billed by Prisma Medios de Pago SA.
Transactions generated by the Bank with its related parties to it for transactions arranged within the course of the usual and ordinary course of business were performed in normal market conditions, both as to interest rates and prices and as to the required guarantees.
The Bank does not have loans granted to directors and other key management personnel secured with shares.
Total remunerations received as salary and bonus by the key management personnel as of December 31, 2019, 2018 and 2017, totaled 239,149, 216,826 and 201,363, respectively.
In addition, fees received by the Directors as of December 31, 2019, 2018 and 2017 amounted to 2,072,977, 1,200,252 and 1,180,956, respectively.
Additionally, the composition of the Board of Directors and key management personnel of the Bank and its subsidiaries is as follows:

	12/31/2019	12/31/2018
Board of Directors	24	24
Senior managers of the key management personnel	10	15

	34	39